INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Effective tax rate	0.10%	0.20%	0.20%
Valuation allowances	$ 91,092	$ 74,417
Adjusted operating tax losses carried forwards, expired	131,813
Aggregate undistributed earnings of foreign subsidiaries	745,397	846,735
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	89,448	101,608
Interest and penalties related to uncertain tax positions recognized	0	$ 0
Operating Tax Loss Carry Forwards Expiring 2023 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	144,253
Operating Tax Loss Carry Forwards Expiring 2024 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	100,792
Operating Tax Loss Carry Forwards Expiring 2025 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	$ 234,291
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Statute of limitation for tax return	5 years
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Statute of limitation for tax return	6 years
Macau Tax [Member]
Schedule Of Income Taxes [Line Items]
Statute of limitation for tax return	5 years
Period For Which Complementary Tax exemption Applied	January 1, 2023 through December 31, 2027